UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06096

The Torray Fund
 (Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 750 West
Bethesda, MD 20814
 (Address of principal executive offices) (Zip code)

William M. Lane
Torray LLC
7501 Wisconsin Avenue, Suite 750 West
Bethesda, MD 20814
 (Name and address of agent for service)

(301) 493-4600
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period:  June 30, 2017

Item 1. Report to Stockholders.

The
TORRAY
FUND

SEMI-ANNUAL REPORT

June 30, 2017

The Torray Fund
Suite 750 W
7501 Wisconsin Avenue
Bethesda, Maryland 20814

(301) 493-4600
(855) 753-8174

The Torray Fund

Letter to Shareholders

July 19, 2017

Dear Fellow Shareholders,

In the first half of 2017, The Torray Fund gained 4.15%, compared to 9.34% for the Standard & Poor’s 500 Index.  Part of the difference is attributable to our significant cash balance for the period – opening at 18.5% before trending down to 13.4% at the close.  Liquidity, of course, hinders short-term results when stocks are in a strong uptrend.  As you are aware, our cash position typically builds when we believe fairly-valued investments are in short supply.  Another feature of this year’s market upturn has been the strength of shares trading at high price earnings ratios (P/E) on companies thought to have exceptional growth prospects.  This is a category that we have avoided for nearly five decades. The relative outperformance of these shares was reflected in the disparity of returns through June 30 of this year. The Russell 1000 Growth Index advanced 13.99%, compared to a 4.66% return on the Russell 1000 Value Index.

Four stocks were sold (two of them spin-offs from existing portfolio holdings) and a number of partial sales occurred based on our judgment that valuations had outrun fair value.  Proceeds from the sales, combined with a portion of cash reserves, were used to buy positions in American International Group (AIG), Berkshire Hathaway (BRK.B), General Motors (GM), KBR (KBR) and Viacom (VIAB).  As a group these companies were acquired at an average forward P/E of 12, a meaningful discount to the estimated S&P 500 P/E of 17.  Several of them have recently embarked on programs designed to improve profitability and redirect capital allocation; two have installed new management.  While these moves will take time to develop, they create opportunities for long-term shareholders whose time horizon is outside that of most investors. On that note, the median holding period for our Fund’s existing portfolio companies is almost eight years, well above the comparable average for U.S. equity funds.

Stocks are now in the eighth year of the bull market, which began in 2009, and major indices are at – or near – all-time highs.  According to FactSet, the estimated S&P 500 P/E of 17, and its trailing P/E of 21, are near 10-year highs and above historic averages, supported by interest rates which remain at historically low levels.  In such an environment, it is not surprising that we find fewer company shares on the “bargain counter” and a growing number of stocks seem to be priced for perfection. Nonetheless, no one knows what the market is likely to do in the short term, and we spend no time thinking about it.

Our objective remains the same – to invest in good businesses using a value-oriented strategy that focuses on limiting risk while building shareholder wealth over time.  As always, we will exercise patience in deploying reserves, concerned more about the prudent growth of capital than comparisons to an index.  We believe the Fund’s long-term record supports the wisdom of this approach.

In closing, we thank you for your trust and continued support.

Sincerely,

Robert E. Torray	Shawn M. Hendon

The Torray Fund

PERFORMANCE DATA

As of June 30, 2017 (unaudited)

Average Annual Returns on an Investment in
The Torray Fund vs. the S&P 500 Index

For the periods ended June 30, 2017:

					Since
					Inception
	1 Year	3 Years	5 Years	10 Years	12/31/90
The Torray Fund	12.43%	7.02%	12.56%	5.01%	10.05%
S&P 500 Index	17.90%	9.61%	14.63%	7.18%	10.08%

Cumulative Returns for the 26½ years ended June 30, 2017

The Torray Fund	1,165.91%
S&P 500 Index	1,172.57%

The Torray Fund

PERFORMANCE DATA (continued)

As of June 30, 2017 (unaudited)

Change in Value of $10,000 Invested
on December 31, 1990 (commencement of operations) to:

	12/31/90	12/31/95	12/31/00	12/31/05	12/31/10	12/31/15	06/30/17
The Torray Fund	$10,000	$23,774	$54,563	$64,476	$63,039	$106,342	$126,591
S&P 500 Index	$10,000	$21,544	$49,978	$51,354	$57,511	$103,952	$127,257

The returns quoted represent past performance and do not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. For performance current to the most recent month end, please call (800) 626-9769. The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares and distributions. The Fund’s gross expense ratio is 1.18%.  The Fund’s net expense ratio is 1.10% and is net of contractual fee waivers through April 30, 2018.  Gross and net expense ratios are as of the most recent prospectus. Returns on both The Torray Fund and the S&P 500 Index assume reinvestment of all dividends and distributions. The S&P 500 Index is an unmanaged index consisting of 500 U.S. large-cap stocks.  It is not possible to invest directly in an index.  Current and future portfolio holdings are subject to change and risk.

The Torray Fund

FUND PROFILE

As of June 30, 2017 (unaudited)

DIVERSIFICATION (% of net assets)

Financials	26.2%
Information Technology	14.9%
Industrials	12.5%
Consumer Discretionary	11.6%
Health Care	9.7%
Energy	7.0%
Materials	2.6%
Telecommunications	2.1%
Short-Term Investment	13.3%
Other Assets and Liabilities, Net	0.1%
100.0%

TOP TEN EQUITY HOLDINGS (% of net assets)

1.	Bank of America Corp.	4.5%
2.	American Express Co.	3.9%
3.	Boardwalk Pipeline Partners LP	3.6%
4.	Loews Corp.	3.4%
5.	Cisco Systems, Inc.	3.4%
6.	BP plc – ADR	3.4%
7.	Johnson & Johnson	3.3%
8.	Marsh & McLennan Cos., Inc.	3.3%
9.	General Electric Co.	3.3%
10.	Wells Fargo & Co.	3.3%
		35.4%

PORTFOLIO CHARACTERISTICS

Net Assets (millions)		$432
Number of Holdings		32
Portfolio Turnover		12.63	%*
P/E Multiple (forward)		12.9	x
Trailing Weighted Average Dividend Yield		2.70%
Market Capitalization (billion)	Average	$109.1
	Median	$55.7

*	Not Annualized

The Torray Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2017 (unaudited)

Shares		Market Value
COMMON STOCKS 86.6%

26.2% FINANCIALS†
801,500	Bank of America Corp.	$19,444,390
200,250	American Express Co.	16,869,060
314,300	Loews Corp.	14,712,383
183,618	Marsh & McLennan Cos., Inc.	14,314,859
253,400	Wells Fargo & Co.	14,040,894
92,950	Chubb Ltd.	13,513,071
65,400	Berkshire Hathaway, Inc. – Class B*	11,076,798
145,000	American International Group, Inc.	9,065,400
		113,036,855

14.9% INFORMATION TECHNOLOGY
465,300	Cisco Systems, Inc.	14,563,890
87,650	International Business Machines Corp.	13,483,200
569,400	HP, Inc.	9,953,112
475,900	Western Union Co.	9,065,895
538,700	Hewlett Packard Enterprise Co.	8,937,033
252,700	Intel Corp.	8,526,098
		64,529,228

12.5% INDUSTRIALS
527,097	General Electric Co.	14,236,890
166,350	Eaton Corp. plc	12,947,020
45,900	General Dynamics Corp.	9,092,790
63,600	Stanley Black & Decker, Inc.	8,950,428
587,600	KBR, Inc.	8,943,272
		54,170,400

11.6% CONSUMER DISCRETIONARY
391,300	General Motors Co.	13,668,109
191,300	Tupperware Brands Corp.	13,434,999
1,040,150	Gannett Co., Inc.	9,070,108
207,700	Viacom, Inc. – Class B	6,972,489
480,300	TEGNA, Inc.	6,921,123
		50,066,828

See notes to the financial statements.

The Torray Fund

SCHEDULE OF INVESTMENTS (continued)

As of June 30, 2017 (unaudited)

Shares		Market Value
9.7% HEALTH CARE
108,924	Johnson & Johnson	$14,409,556
53,500	UnitedHealth Group Inc.	9,919,970
49,350	Becton Dickinson & Co.	9,628,678
41,100	Anthem, Inc.	7,732,143
		41,690,347

7.0% ENERGY
872,900	Boardwalk Pipeline Partners LP	15,720,929
417,620	BP plc – ADR	14,470,533
		30,191,462

2.6% MATERIALS
176,200	Dow Chemical Co.	11,112,934

2.1% TELECOMMUNICATIONS
244,672	AT&T Inc.	9,231,475

TOTAL COMMON STOCKS
(cost $264,419,657)		374,029,529

SHORT-TERM INVESTMENT 13.3%
57,350,290	Fidelity Investments Money Market Funds
	Government Portfolio, Class I, 0.81%^	57,350,290
(cost $57,350,290)
TOTAL INVESTMENTS 99.9%
(cost $321,769,947)		431,379,819
OTHER ASSETS AND LIABILITIES, NET 0.1%		298,705
TOTAL NET ASSETS 100.0%		$431,678,524

†	As of June 30, 2017, the Fund had a significant portion of its assets invested in this sector. See Note 8 in the Notes to the Financial Statements.
*	Non-income producing security
^	The rate shown is the annualized seven day effective yield as of June 30, 2017.
ADR – American Depositary Receipt

See notes to the financial statements.

The Torray Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2017 (unaudited)

ASSETS
Investments in securities at value
(cost $321,769,947)	$431,379,819
Dividends & interest receivable	669,773
Receivable for fund shares sold	13,393
Prepaid expenses	13,787
TOTAL ASSETS	432,076,772

LIABILITIES
Payable for fund shares redeemed	15,110
Payable to investment manager	300,488
Accrued expenses and other liabilities	82,650
TOTAL LIABILITIES	398,248

NET ASSETS	$431,678,524

NET ASSETS CONSIST OF
Shares of beneficial interest ($1 stated value,
8,753,025 shares outstanding, unlimited shares authorized)	$8,753,025
Paid-in capital in excess of par	297,086,674
Accumulated net investment loss	(375,602)
Accumulated undistributed net realized gain on investments	16,604,555
Net unrealized appreciation on investments	109,609,872

TOTAL NET ASSETS	$431,678,524
Net Asset Value, Offering and Redemption Price per Share	$49.32

See notes to the financial statements.

The Torray Fund

STATEMENT OF OPERATIONS

For the six months ended June 30, 2017 (unaudited)

INVESTMENT INCOME
Dividend income (net of withholding of $3,113)	$4,381,368
Interest income	192,153
Total investment income	4,573,521

EXPENSES
Management fees (See Note 4)	2,165,274
Fund administration & accounting fees	86,025
Transfer agent fees & expenses	72,574
Insurance expense	52,292
Trustees’ fees	48,600
Federal & state registration fees	18,040
Legal fees	16,210
Audit fees	11,946
Printing, postage & mailing fees	11,403
Custody fees	7,215
Compliance fees	3,196
Total expenses before waiver	2,492,775
Less: waiver from investment manager (See Note 4)	(169,010)
Net expenses	2,323,765

NET INVESTMENT INCOME	2,249,756

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	11,551,694
Net change in unrealized appreciation on investments	3,863,820
Net realized and unrealized gain on investments	15,415,514
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,665,270

See notes to the financial statements.

The Torray Fund

STATEMENTS OF CHANGES IN NET ASSETS

For the periods indicated:

	Six months ended
	06/30/17	Year ended
	(unaudited)	12/31/2016
Increase in Net Assets Resulting from Operations:
Net investment income	$2,249,756	$4,835,302
Net realized gain on investments	11,551,694	34,138,121
Net change in unrealized
appreciation on investments	3,863,820	15,637,663
Net increase in net assets
resulting from operations	17,665,270	54,611,086

Distributions to Shareholders from:
Net investment income
($0.258 and $0.560 per share, respectively)	(2,272,584)	(4,834,497)
Net realized gains
($0.000 and $3.693 per share, respectively)	—	(31,035,124)
Total distributions to shareholders	(2,272,584)	(35,869,621)

Shares of Beneficial Interest:
Net increase (decrease) from share transactions (Note 5)	(12,132,574)	15,899,094
Total increase in net assets	3,260,112	34,640,559
Net Assets – Beginning of Period	428,418,412	393,777,853
Net Assets – End of Period	$431,678,524	$428,418,412
Accumulated Net Investment Loss	$(375,602)	$(352,774)

See notes to the financial statements.

The Torray Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each period presented:

PER SHARE DATA

	Six Months
	ended
	06/30/17		Years ended December 31:
	(unaudited)		2016	2015	2014	2013	2012
Net Asset Value,
Beginning of Period	$47.600		$45.510	$48.110	$43.400	$33.000	$30.870
Investment operations:
Net investment income(1)	0.253		0.563	0.445	0.458	0.444	0.440
Net realized and unrealized
gain (loss) on securities	1.725		5.780	(1.088)	4.743	10.351	2.139
Total from
investment operations	1.978		6.343	(0.643)	5.201	10.795	2.579
Less distributions from:
Net investment income	(0.258)		(0.560)	(0.479)	(0.491)	(0.395)	(0.449)
Net capital gains	—		(3.693)	(1.478)	—	—	—
Total distributions	(0.258)		(4.253)	(1.957)	(0.491)	(0.395)	(0.449)
Net Asset Value,
End of Period	$49.320		$47.600	$45.510	$48.110	$43.400	$33.000
TOTAL RETURN(2)	4.15	%*	14.29%	(1.36)%	12.04%	32.84%	8.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end
of period (000’s omitted)	$431,679		$428,418	$393,778	$423,854	$401,295	$331,508
Ratios of expenses
to average net assets:
Before expense waiver	1.15	%**	1.07%	1.16%	1.15%	1.15%	1.17%
After expense waiver	1.07	%**	1.07%	1.16%	1.15%	1.15%	1.17%
Ratios of net investment income
to average net assets	1.04	%**	1.19%	0.95%	1.01%	1.15%	1.35%
Portfolio turnover rate	12.63	%*	9.46%	10.77%	15.68%	13.63%	16.55%

(1)	Calculated based on average amount of shares outstanding during the period.
(2)	Past performance is not predictive of future performance. Returns assume reinvestment of all dividends and distributions.
*	Not annualized
**	Annualized

See notes to the financial statements.

The Torray Fund

NOTES TO FINANCIAL STATEMENTS

As of June 30, 2017 (unaudited)

NOTE 1 – ORGANIZATION

The Torray Fund (“Fund”) is a separate diversified series of The Torray Fund (“Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized as a business trust under Massachusetts law. The Fund’s investment objectives are to build investor wealth over extended periods and to minimize shareholder capital gains tax liability by limiting the realization of long- and short-term gains. The Fund seeks to meet its objectives by investing in the common stocks of high quality businesses that are fairly priced and run by sound management. These companies must have solid finances and a long-term record of rising sales, earnings and free cash flow. Investments are held as long as the issuers’ fundamentals remain intact. The Fund invests principally in the common stocks of large capitalization companies (e.g. companies with market capitalization of $8 billion or more). There can be no assurance that the Fund’s investment objectives will be achieved.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended June 30, 2017, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended June 30, 2017, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended June 30, 2017, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2017 (unaudited)

The Fund distributes all net investment income, if any, quarterly and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 — SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2017 (unaudited)

which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

Short-Term Investments – Investments in money market funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  As of June 30, 2017, no Fund portfolio securities were priced using the Trust’s fair value guidelines.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$374,029,529	$—	$—	$374,029,529
Short-Term Investment	57,350,290	—	—	57,350,290
Total Investments in Securities	$431,379,819	$—	$—	$431,379,819

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2017, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period. Refer to the Schedule of Investments for further information on the classification of investments.

NOTE 4 — MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement (“Management Contract”) with the Torray LLC (the “Manager”) to furnish investment advisory and management services and to pay for certain operating expenses of the Fund. Pursuant to the Management Contract between the Trust and the Manager, the Manager is entitled to receive, on a monthly basis, an annual management fee equal to 1.00% of the Fund’s average daily net assets. For the period ended June 30, 2017, the Fund incurred management fees of $2,165,274.

The Manager and the Fund have entered into an Operating Expenses Limitation Agreement (the “Agreement”) whereby the Manager has contractually agreed prospectively for the term of Agreement to waive its management fee and reimburse the Fund for its current Operating Expenses so as to limit the Fund’s current Operating Expenses to an annual rate, expressed as a percentage of the Fund’s average annual net assets, to 1.00%.  For purposes of the Agreement,

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2017 (unaudited)

the term “Operating Expenses” includes the Manager’s management fee and all other expenses necessary or appropriate for the operation of the Fund, excluding any front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, acquired fund fees and expenses, trustee fees and expenses, auditor fees and expenses, legal fees and expenses, insurance costs, registration and filing fees, printing postage and mailing expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation. The Agreement will remain in effect until April 30, 2018.

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; provides compliance support services to the Fund’s Chief Compliance Officer; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees incurred by the Fund for administration and accounting, transfer agency, custody and compliance support services for the period ended June 30, 2017 are disclosed in the Statement of Operations.

Certain officers and Trustees of the Fund are also officers and/or shareholders of the Advisor, and are not paid by the Fund for serving in such capacities.

NOTE 5 — SHARES OF BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six Months ended		Year ended
	06/30/17		12/31/16
	Shares	Amount	Shares	Amount
Shares sold	50,737	$2,486,261	160,425	$7,673,295
Reinvestments of dividends and distributions	42,668	2,110,285	734,335	34,036,692
Shares redeemed	(340,254)	(16,729,120)	(548,237)	(25,810,893)
	(246,849)	$(12,132,574)	346,523	$15,899,094

As of June 30, 2017, the Trust’s officers, Trustees and affiliated persons and their families directly or indirectly controlled 1,671,241 shares or 19.09% of the Fund.

NOTE 6 — INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for the period ended June 30, 2017, aggregated $55,997,661 and $46,136,082, respectively.

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2017 (unaudited)

NOTE 7 — TAX MATTERS

Distributions to shareholders are determined in accordance with United States federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the six months ended June 30, 2017, and the year ended December 31, 2016, the Fund’s most recently completed fiscal year end, were as follows:

	June 30, 2017
	(unaudited)	2016
Distributions paid from:
Ordinary Income	$2,272,584	$4,834,497
Capital gains	—	31,035,124
	$2,272,584	$35,869,621

As of December 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$806
Undistributed long-term capital gains	4,917,360
Unrealized appreciation	105,884,135
Other accumulated losses	(356,162)
Total accumulated earnings	$110,446,139

As of December 31, 2016, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable period ended December 31, 2016, the Fund did not defer any late year losses.

The cost basis of investments for federal income tax purposes at June 30, 2017, and December 31, 2016, the Fund’s most recently completed fiscal year end, were as follows:

	June 30, 2017
	(unaudited)	2016
Gross unrealized appreciation	$114,478,378	$113,300,635
Gross unrealized depreciation	(4,868,506)	(7,416,500)
Net unrealized appreciation	109,609,872	105,884,135
Cost	$321,769,947	$322,406,584

The difference between book-basis and tax-basis unrealized appreciation is attributable to differences in the treatment of partnerships.

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2017 (unaudited)

NOTE 8 — SECTOR RISK

As of June 30, 2017, the Fund had a significant portion of its assets invested in the financials sector.  The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.

NOTE 9 — COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 10 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date these financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Torray Fund

PORTFOLIO HOLDINGS, PROXY VOTING AND PROCEDURES

As of June 30, 2017 (unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Commissions Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-753-8174.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-753-8174; and on the Commission’s website at http://www.sec.gov.

The Torray Fund

ABOUT YOUR FUND’S EXPENSES

As of June 30, 2017 (unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, and other fund expenses. Operating expenses, which are deducted directly from the Fund’s gross income, directly reduce the investment return of the Fund.

A mutual fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

The table below illustrates the Fund’s cost in two ways:

Actual Fund Return This section helps you estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period” on the next page.

Hypothetical 5% Return This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, and that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transactions fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculation assumes no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses, including recent annual expense ratios, can be found in this report.  For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	January 1, 2017	June 30, 2017	During Period(1)
Based on Actual Fund Return(2)	$1,000.00	$1,041.50	$5.42
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.49	$5.36

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.07%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended June 30, 2017 of 4.15%.

The Torray Fund

PRIVACY NOTICE

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund. All shareholder records will be disposed of in accordance with applicable law. The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

TRUSTEES

Carol T. Crawford
Bruce C. Ellis
William M Lane
Robert P. Moltz
Wayne H. Shaner

INVESTMENT ADVISOR

Torray LLC

OFFICERS
Robert E. Torray
William M Lane
Nicholas C. Haffenreffer
Shawn M. Hendon
Suzanne E. Kellogg
Janet M. Gallagher

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

LEGAL COUNSEL

Bernstein Shur
100 Middle Street, 6th Floor
Portland, ME 04104

Distributed by Foreside Funds Distributors LLC
400 Berwyn Park, 899 Cassatt Road,
Berwyn, PA 19132
Date of first use, August 2017

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. All indices are unmanaged groupings of stocks that are not available for investment.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Torray Fund

By (Signature and Title)*                   /s/Robert E. Torray
Robert E. Torray, President
(Principal Executive Officer)

Date    September 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/Robert E. Torray
Robert E. Torray, President
(Principal Executive Officer)

Date    September 7, 2017

By (Signature and Title)*                   /s/William M. Lane
William M. Lane, Treasurer
(Principal Financial Officer)

Date    September 7, 2017

* Print the name and title of each signing officer under his or her signature.